Offerings - Offering: 1	Nov. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share, underlying Inducement Options
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	5.94
Maximum Aggregate Offering Price	$ 1,782,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 246.09
Offering Note	(1) The number of ordinary shares of the Registrant ("Ordinary Shares") stated above consists of 300,000 shares issuable upon the exercise of share options (the "Inducement Options") granted to a new employee pursuant to the Non-qualified Share Option Agreement dated as of May 27, 2025 by and between the Registrant and the new employee (the "Inducement Option Agreement"). The maximum number of shares which may be sold upon the exercise of the Inducement Options is subject to adjustment in accordance with certain anti-dilution and other provisions of the Inducement Option Agreement. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional Ordinary Shares that become issuable under the Inducement Option Agreement by reason of any share dividend, share split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding Ordinary Shares. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act. The offering price per share and the aggregate offering price for shares issuable upon the exercise of the Inducement Options are based upon $5.94, which is the exercise price for the Inducement Options.